Inventories - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Classes of current inventories [abstract]
Write-down of inventories recognized as an expense	¥ 11,295	¥ 28,420	¥ 37,752